Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Loans receivable and loans held-for-sale	$ 504,622	$ 455,221	$ 434,377
Securities:
Equity	61	17	0
Government-sponsored enterprise obligations	9	15	268
Mortgage-backed securities	28,057	30,167	29,341
Municipal bonds and other debt	5,873	5,174	5,269
Interest-bearing deposits	49	40	37
Federal Home Loan Bank stock	6,397	5,555	4,280
Total interest and dividend income	545,068	496,189	473,572
Interest expense:
Deposits	49,969	63,582	79,889
Borrowed Funds	59,673	59,862	64,599
Total interest expense	109,642	123,444	144,488
Net interest income	435,426	372,745	329,084
Provision for loan losses	50,500	65,000	75,500
Net interest income after provision for loan losses	384,926	307,745	253,584
Non-interest income
Fees and service charges	18,804	16,564	14,496
Income on bank owned life insurance	2,898	2,778	3,139
Gain on loan transactions, net	8,748	20,866	9,736
Gain (loss) on securities transactions	772	274	(257)
Impairment losses on investment securities	(939)	0	0
Non-credit related gains recognized in comprehensive income	(38)	0	0
Net impairment losses on investment securities recognized in earnings	(977)	0	0
Gain (loss) on sale of other real estate owned, net	1,451	(180)	(141)
Other income	4,875	3,810	2,196
Total non-interest income	36,571	44,112	29,169
Non-interest expense
Compensation and fringe benefits	128,765	109,197	85,688
Advertising and promotional expense	8,602	6,854	6,362
Office occupancy and equipment expense	39,226	33,558	26,740
Federal deposit insurance premiums	14,950	10,770	9,300
Stationery, printing, supplies and telephone	3,395	2,852	2,433
Professional fees	11,154	9,487	5,329
Data processing service fees	19,844	17,405	9,299
Other operating expenses	19,775	16,884	12,435
Total non-interest expenses	245,711	207,007	157,586
Income before income tax expense	175,786	144,850	125,167
Income tax expense	63,755	56,083	46,281
Net income	$ 112,031	$ 88,767	$ 78,886
Basic earnings per share	$ 1.02	$ 0.83	$ 0.73
Diluted earnings per share	$ 1.01	$ 0.82	$ 0.73
Weighted average shares outstanding
Basic	109,659,827	107,371,685	107,839,000
Diluted	110,994,449	108,091,522	108,044,786